Consolidated Balance Sheets - USD ($)	Dec. 31, 2022	Mar. 31, 2022	Mar. 31, 2021
Current Assets
Cash and cash equivalents	$ 3,112,225	$ 17,023,266	$ 12,144,409
Trade accounts receivable	1,790,522	1,682,958	1,514,359
Income taxes receivable		300,000	1,011,740
Inventory, net	2,728,131	4,374,236	2,471,310
Notes receivable, net	216,885		94,600
Other current assets, net	551,828	3,511,282	2,403,634
Total Current Assets	8,399,591	26,891,742	19,640,052
Property and equipment, net	9,437,544	9,585,141	887,950
Right-of-use assets, net	458,768	593,389	428,075
Deferred income taxes, net		81,205	1,873,170
Investment in unconsolidated entities	178,727	5,063,940
Investment in marketable securities	4,251,225
Intangible assets, net	581,219	688,670	188,567
Other assets	1,183,749	260,637	219,142
TOTAL ASSETS	24,490,823	43,164,724	23,236,956
Current Liabilities
Accounts payable	868,008	985,139	1,295,174
Accrued sales commission payable	2,548,285	3,745,481	4,713,777
Employee stock warrants liability	148,266	452,050	3,132,161
State and local taxes payable	1,421,564	1,339,366	1,048,717
Note payable, related party, net of unamortized debt discount and unamortized deferred loan cost of $602,414 as of December 31, 2022	11,026,526
Note payable			1,040,400
Accrued and other current liabilities	3,439,828	3,079,782	4,827,414
Convertible notes payable, net of unamortized debt discount of $18,136,631 and unamortized deferred financing costs of $2,014,599 in 2022 and unamortized debt discount of $369 in 2021	12,133,290	9,898,770	99,631
Total Current Liabilities	31,585,767	19,500,588	16,157,274
Convertible notes payable, net of unamortized debt discount of $15,238 in 2021			34,762
Settlement liability, long-term		373,677	808,071
Lease liability, long-term	413,587	461,515	77,810
TOTAL LIABILITIES	31,999,354	20,335,780	17,077,917
Commitments and contingencies
Stockholders’ Equity
Treasury Stock, 26,091,136 shares, at cost	(626,187)
Additional paid in capital	81,950,753	80,738,719	43,757,768
Shares to be issued	12,146	12,146	12,146
Accumulated deficit	(88,650,199)	(57,886,336)	(37,627,718)
Accumulated other comprehensive loss	(221,959)	(65,109)
Total Stockholders’ Equity	(7,508,531)	22,828,944	6,159,039
TOTAL LIABILITIES AND STOCKHOLDERS’ EQUITY	24,490,823	43,164,724	23,236,956
Series A Preferred Stock [Member]
Stockholders’ Equity
Preferred stock value	310	310	510
Series B Preferred Stock [Member]
Stockholders’ Equity
Preferred stock value
Series C Preferred Stock [Member]
Stockholders’ Equity
Preferred stock value	322	322	323
Common Class A [Member]
Stockholders’ Equity
Common stock value	26,283	28,892	16,010
Common Class B [Member]
Stockholders’ Equity
Common stock value